Tenant Concentration (Tables)	9 Months Ended
Sep. 30, 2015
Tenant Concentration
Schedule of tenant revenue concentrations

	Nine Months Ended		Year Ended
	September 30,		December 31,
Tenant	2015	2014	2014	2013	2012
T-Mobile	17.2%	18.4%	18.3%	18.5%	16.9%
Verizon	11.4%	15.1%	15.0%	14.8%	16.0%
Sprint	12.8%	13.1%	13.1%	13.5%	17.3%
AT&T Mobility	13.2%	12.4%	12.3%	13.2%	14.6%
Crown Castle	11.4%	12.3%	12.3%	12.3%	16.1%